Summary of Significant Accounting Policies (Details) (USD $)	3 Months Ended	12 Months Ended						0 Months Ended		1 Months Ended	12 Months Ended
	Oct. 02, 2010	Dec. 31, 2012 item	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Minimum	Dec. 31, 2012 Maximum	Dec. 31, 2012 PS International item	Dec. 30, 2012 PS International North Carolina	Jan. 02, 2012 PS International North Carolina	Jan. 28, 2012 PS International North Carolina	Dec. 31, 2012 PS International North Carolina	Apr. 03, 2010 PS International North Carolina
Operations of Seaboard Corporation and its Subsidiaries
Percentage of ownership interest held by Seaboard Flour LLC and SFC Preferred LLC (Parent Companies)		74.60%
Principles of Consolidation and Investments in Affiliates
Time lag for reporting financial information of certain foreign subsidiaries and affiliates					1 month	3 months
Property, Plant and Equipment
Useful Lives					3 years	30 years
Deferred Grants
Deferred Grants		$ 5,231,000	$ 5,631,000
Changes in the asset retirement obligation
Beginning balance		13,109,000	12,028,000
Accretion Expense		1,090,000	1,007,000
Liability for additional lagoons placed in service		116,000	74,000
Ending balance		14,315,000	13,109,000	12,028,000
Cash and Cash Equivalents
Interest (net of amounts capitalized)		11,674,000	6,786,000	8,377,000
Income taxes (net of refunds)		69,760,000	126,730,000	69,626,000
Capitalized interest		1,125,000	6,723,000	3,350,000
Supplemental Non-Cash Transactions
Non-cash, pay-in-kind interest income and accretion of discount recognized on a note receivable from an affiliate		11,936,000	10,584,000	695,000
Total cash paid, net of cash acquired	5,578,000	3,186,000		5,578,000
Number of transactions for acquiring interest in subsidiaries							2
Payment to increase ownership interest in affiliate								3,045,000	3,186,000
Increase in working capital	1,254,000								14,209,000
Increase in fixed assets	4,637,000								163,000
Increase in goodwill									2,590,000
Increase in intangible assets									1,441,000
Increase in other long-term assets	833,000								96,000
Increase in deferred tax liabilities	896,000
Increase in non-controlling interest	250,000								2,853,000
Decrease in investments in and advances to affiliates									$ 9,415,000
Percentage ownership acquired												50.00%
Ownership after increase (as a percent)										70.00%	85.00%
Foreign Currency Transactions and Translation
Number of non-controlled, non-consolidated affiliates using local currency as their functional currency		7